Long-Term Debt: - Guaranteed Preferred Beneficial Interest in the Company's Junior Subordinated Debentures (Details) - Hman Group holdings Inc and subsidiaries - USD ($)
$ / shares in Units, $ in Thousands
		3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 26, 2021	Jun. 27, 2020	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020	Dec. 28, 2019	Dec. 29, 2018	Apr. 16, 2021
Debt Instrument [Line Items]
Interest rate (as a percent)		11.60%		11.60%		11.60%
Maximum amount of unsecured promissory note outstanding form sponsors									$ 35,000
Interest on junior subordinated debentures		$ 3,152	$ 3,184	$ 6,304	$ 6,336	$ 12,707	$ 12,608	$ 12,608
Liquidation amount (in dollars per preferred security)						$ 25.00
Unamortized premium on 11.6% Junior Subordinated Debentures		$ 13,777		$ 13,777		$ 14,591	16,110
11.6% Junior Subordinated Debentures
Debt Instrument [Line Items]
Interest rate (as a percent)						11.60%
Maximum amount of unsecured promissory note outstanding form sponsors						$ 105,443
Interest on junior subordinated debentures						12,231
Fair value of debentures	$ 131,141
Amortization of premium on debentures	$ 22,437
Junior Subordinated Debentures - Common
Debt Instrument [Line Items]
Interest on junior subordinated debentures						12,329	$ 11,211	$ 12,230
The Hillman Group Capital Trust ("Trust")
Debt Instrument [Line Items]
Proceeds from underwritten public offering of TOPrS						$ 105,443
Number of TOPrS issued						4,217,724
Trust common securities issued to the company						$ 3,261
Price underlying the Trust Preferred Securities (in dollars per share)	$ 30.32
The Hillman Group Capital Trust ("Trust") | 11.6% Junior Subordinated Debentures
Debt Instrument [Line Items]
Interest rate (as a percent)						11.60%